Shareholder Fees - Class A Shares - Quantified Gold Futures Tracking Fund - Quantified Gold Futures Tracking Fund Class A Shares	May 01, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%